Revenues and Cost of Services - Summary of Cost of Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Processing costs	$ 206,223	$ 107,276	$ 41,655
Hosting expenses	4,331	3,351	1,257
Salaries and wages	1,411	706	497
Amortization of intangible assets	6,891	3,917	656
Cost of services	216,758	113,677	44,065
Internally Generated Software
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization of intangible assets	$ 4,793	$ 2,344	$ 656